Share based payment arrangements - Inputs used in measurement (Details) € in Thousands	Apr. 12, 2018 USD ($)	Apr. 07, 2017 USD ($)	Apr. 07, 2017 EUR (€)
Share based payment arrangements
Share price at grant date	$ 16.15	$ 13.80
Exercise price	$ 16.15	$ 13.90
Expected volatility	58.40%	55.00%	55.00%
Expected dividends | €			€ 0
Risk-free interest rate	2.85%	2.49%	2.49%
Fair value at grant date	$ 9.74	$ 8.00